STOCKHOLDERS' EQUITY (Details) - Equity Option [Member]	12 Months Ended
Mar. 31, 2022 $ / shares shares
Offsetting Assets [Line Items]
Number of Options, Outstanding beginning | shares
Weighted Average Exercise Price, Outstanding beginning | $ / shares	$ 0
Number of Options, Granted | shares	40,000
Weighted Average Exercise Price, Granted | $ / shares	$ 3.98
Number of Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares	$ 0
Number of Options, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares	$ 0
Number of Options, Expired | shares
Weighted Average Exercise Price, Exercised | $ / shares	$ 0
Number of Options, Outstanding ending | shares	40,000
Weighted Average Exercise Price, Outstanding ending | $ / shares	$ 3.98
Weight Average remaining Contractual Term (years)	4 years 9 months 29 days
Number of Options, Vested and exercisable | shares	40,000
Weighted Average Exercise Price, Vested and exercisable | $ / shares	$ 3.98
Weight Average remaining Contractual Term (years), Vested and exercisable	4 years 9 months 29 days